Personnel (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Employees [Abstract]
Disclosure of Detailed Information About Number of People Employed
NUMBER OF PEOPLE EMPLOYED: FULL-TIME EQUIVALENTS	At 31 December			Average during the year
	2019	2018	2017	2019	2018	2017
Business segment
Scientific, Technical & Medical	8,100	7,900	7,500	8,000	7,700	7,500
Risk & Business Analytics	9,100	8,700	8,100	9,000	8,600	8,200
Legal	10,600	10,500	10,600	10,600	10,600	10,700
Exhibitions	4,600	4,200	4,000	4,400	4,100	4,000
Sub-total	32,400	31,300	30,200	31,900	31,000	30,400
Corporate/shared functions	800	800	800	800	800	800
Total	33,200	32,100	31,000	32,800	31,800	31,200
Geographical location
North America	14,100	13,800	13,500	14,000	13,700	13,600
Europe	9,500	9,200	9,100	9,400	9,200	9,200
Rest of world	9,600	9,100	8,400	9,400	8,900	8,400
Total	33,200	32,100	31,000	32,800	31,800	31,200

The number of UK full-time equivalents as at 31 December 2019 was 5,400 (2018: 5,200; 2017: 5,000) and the average during the year was 5,300 (2018: 5,100; 2017: 5,000).